Schedule of provision for income taxes (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Deferred Tax Assets, Net of Valuation Allowance
SINGAPORE
Deferred Tax Assets, Gross	700,458	924,114	503,121	255,364
Deferred Tax Assets, Valuation Allowance	(700,458)	(924,114)	(503,121)	(255,364)
MALAYSIA
Deferred Tax Assets, Gross	10,342	13,644	19,466	21,885
Deferred Tax Assets, Valuation Allowance	$ (10,342)	$ (13,644)	$ (19,466)	$ (21,885)